INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Income Loss Per Share Abstract
Schedule of Income loss per share
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	(18,965)	4,652	6,514
Weighted average number of issued ordinary shares	29,716,281	25,302,350	22,329,281
Dilutive effect of share options and RSUs	-	1,337,771	1,569,196
Weighted average number of diluted ordinary shares	29,716,281	26,640,120	23,898,477
Income (loss) per share, basic ($)	(0.64)	0.18	0.29
Income (loss) per share, diluted ($)	(0.64)	0.17	0.27